Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - Parenthetical - shares	Sep. 30, 2018	Dec. 31, 2017
Common Stock, Shares, Issued	170,000	170,000
Common Stock, Shares, Outstanding	170,000	170,000
Voting Common Stock
Common Stock, Shares, Issued	1,700	1,700
Common Stock, Shares, Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Shares, Issued	168,300	168,300
Common Stock, Shares, Outstanding	168,300	168,300